Long-term Incentive Plans (Details 6)	12 Months Ended
Jan. 31, 2023 $ / shares shares
Statement [Line Items]
Number of options, outstanding	6,270,000
Options Exercisable	4,200,004
Share Purchase Options of MedMelior[Member]
Statement [Line Items]
Number of options, outstanding	1,100,000
Options Exercisable	825,000
Expiry date	Dec. 28, 2024
Vesting Term	25.00%
Exercise Price | $ / shares	$ 0.10